Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EY
Auditor's remuneration
Fees payable for the audit of the Group's annual accounts	£ 4.0	£ 4.0
Fees payable for the audit of the company's subsidiaries	22.9	20.7
Fees payable for audit-related assurance services	4.3	4.0
Total audit and audit-related assurance services fees	31.2	28.7
Other assurance services	1.7	3.4
Corporate finance services	0.2	0.2
Total other services	1.9	3.6
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	2.5	2.2
Fees for non-statutory audit opinions	0.7	0.7
Fees for the auditors as reporting accountants on debt and equity issuances	0.2	0.2
Deloitte
Auditor's remuneration
Fees payable for the audit of the company's subsidiaries		0.2
Fees payable for audit-related assurance services		0.5
Total audit and audit-related assurance services fees		0.7
Other assurance services		0.2
Corporate finance services		1.3
Total other services		1.5
Total		2.2
Fees for review of interim financial information	0.0	0.0
Fees for reports to the regulatory	0.0	10.0
Fees for internal controls assurance	0.0	0.2
Fees for non-statutory audit opinions	0.0	0.0
Fees for the auditors as reporting accountants on debt and equity issuances	0.0	1.4
Fees for the auditors as reporting accountants on securitisations		0.1
Fees in relation to a working capital report in connection with a circular to shareholders	£ 0.0	£ 0.0